OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Zimbabwe lithium deposits	$ 34,959	¥ 254,054	$ 34,953	¥ 247,420		[1]
Others	25	184	16	110	4
Total	$ 34,984	¥ 254,238	$ 34,969	¥ 247,530	¥ 4

[1]	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY 3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group. During year 2023, the loan was derecognized as it was part of the wastewater treatment segment which was disposed by the Company (Note 3).